Business Combinations and Divestitures (Details)	3 Months Ended								12 Months Ended			3 Months Ended		12 Months Ended				12 Months Ended														12 Months Ended
	Dec. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jul. 01, 2012 USD ($)	Apr. 01, 2012 USD ($)	Jan. 01, 2012 USD ($)	Oct. 02, 2011 USD ($)	Jul. 03, 2011 USD ($)	Apr. 03, 2011 USD ($)	Dec. 30, 2012 USD ($)	Jan. 01, 2012 USD ($)	Jan. 02, 2011 USD ($)	Mar. 31, 2013 Synthes, Inc [Member] USD ($)	Jul. 01, 2012 Synthes, Inc [Member] USD ($)	Dec. 30, 2012 Synthes, Inc [Member] USD ($)	Jan. 01, 2012 Synthes, Inc [Member] USD ($)	Jun. 14, 2012 Synthes, Inc [Member] USD ($)	Jun. 14, 2012 Synthes, Inc [Member] CHF	Dec. 30, 2012 Corlmmun [Member]	Dec. 30, 2012 Crucell .N. V [Member] USD ($)	Jan. 01, 2012 Crucell .N. V [Member]	Dec. 30, 2012 Acclarent [Member]	Dec. 30, 2012 RespiVert [Member]	Dec. 30, 2012 Micrus Endovascular [Member]	Dec. 30, 2012 Purchased In-Process Research And Development [Member] USD ($)	Jan. 01, 2012 Purchased In-Process Research And Development [Member] USD ($)	Jan. 02, 2011 Purchased In-Process Research And Development [Member] USD ($)	Dec. 30, 2012 Purchased In-Process Research And Development [Member] Synthes, Inc [Member] USD ($)	Dec. 30, 2012 Purchased In-Process Research And Development [Member] Corlmmun [Member] USD ($)	Jan. 01, 2012 Purchased In-Process Research And Development [Member] Crucell .N. V [Member] USD ($)	Jan. 02, 2011 Purchased In-Process Research And Development [Member] Acclarent [Member] USD ($)	Jan. 02, 2011 Purchased In-Process Research And Development [Member] RespiVert [Member] USD ($)	Dec. 30, 2012 Minimum [Member] Synthes, Inc [Member]	Jan. 01, 2012 Minimum [Member] Crucell .N. V [Member]	Jan. 02, 2011 Minimum [Member] Acclarent [Member]	Jan. 02, 2011 Minimum [Member] RespiVert [Member]	Jan. 02, 2011 Minimum [Member] Micrus Endovascular [Member]	Dec. 30, 2012 Maximum [Member] Synthes, Inc [Member]	Jan. 01, 2012 Maximum [Member] Crucell .N. V [Member]	Jan. 02, 2011 Maximum [Member] Acclarent [Member]	Jan. 02, 2011 Maximum [Member] RespiVert [Member]	Jan. 02, 2011 Maximum [Member] Micrus Endovascular [Member]
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed)									$ 17,821,000,000	$ 2,797,000,000	$ 1,269,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid																6,902,000,000
Aquirees Common Stock Outstanding																118,700,000	118,700,000
Business Combination, Recognized Identifiable Intangible Assets Acquired [Abstract]
Customer relationships														9,870,000,000		9,950,000,000
Patents and technology														1,508,000,000		1,495,000,000
Total amortizable intangibles														11,378,000,000		11,445,000,000
Trademark and Trade name														1,420,000,000		1,420,000,000
In-process research and development														63,000,000		64,000,000								208,000,000
Business Acquisition, Purchase Price Allocation [Abstract]
Cash and Cash equivalents														2,749,000,000		2,749,000,000
Inventory														1,194,000,000		889,000,000
Accounts Receivable, net														738,000,000		738,000,000
Other current assets														238,000,000		249,000,000
Property, plant and equipment														1,253,000,000		1,253,000,000
Goodwill														6,011,000,000		5,371,000,000
Intangible assets														12,861,000,000		12,929,000,000
Other non-current assets														46,000,000		46,000,000
Total Assets Acquired														25,090,000,000		24,224,000,000
Current liabilities														1,053,000,000		825,000,000
Deferred Taxes														3,471,000,000		2,731,000,000
Other non-current liabilities														329,000,000		431,000,000
Total Liabilities Assumed														4,853,000,000		3,987,000,000
Net Assets Acquired														20,237,000,000		20,237,000,000
Asset Impairment Charges			717,000,000						2,131,000,000	160,000,000	0
Exchange rate used for acquisition																0.95674	55.65
Share exchanged for acquirees stock																1.717	1.717
Business Acquisition, Initial Consideration Transferred																19,700,000,000
Business Acquisition, Pro Forma Information [Abstract]
Net Sales														68,894,000,000	68,741,000,000
Net Earnings														11,564,000,000	9,427,000,000
Diluted Net Earnings per Common Share														$ 4.11	$ 3.40
Business Combinations and Divestitures (Textuals) [Abstract]
Acquisition transaction and integration costs	306,000,000	135,000,000	564,000,000	(106,000,000)	338,000,000	241,000,000	(102,000,000)							1,028,000,000
Business Combination, Consideration Transferred																20,200,000,000
Discount Rate Used in Probability of Success in Research and Development														14.00%				25.00%		16.00%	16.00%	17.00%	14.00%
Probability Of Success														100.00%				38.00%															14.00%	50.00%	10.00%	50.00%		81.00%	53.00%	12.00%	75.00%
Stock Issued During Period, Value, Acquisitions													13,335,000,000
Stock issued during period, shares, acquisitions														203,740,000
Accelerated Share Repurchases, Settlement Payment or Receipt			12,900,000,000
Incremental Common Shares Attributable to Accelerated Share Repurchase Agreements	19,300,000								19,300,000	0	0
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life														21 years
Finite-Lived Intangible Assets, Useful Life, Minimum																																7 years					22 years
Total	17,558,000,000	17,052,000,000	16,475,000,000	16,139,000,000	16,255,000,000	16,005,000,000	16,597,000,000	16,173,000,000	67,224,000,000	65,030,000,000	61,587,000,000			2,159,000,000
Synthes Net earnings									10,514,000,000	9,672,000,000	13,334,000,000			324,000,000
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed									1,204,000,000	228,000,000	52,000,000
Acquired indefinite lived asset, amounts	15,785,000,000				2,657,000,000				15,785,000,000	2,657,000,000	1,185,000,000
Payments to Acquire Businesses, Net of Cash Acquired									4,486,000,000	2,797,000,000	1,269,000,000	17,500,000,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	8,553,000,000				7,883,000,000				8,553,000,000	7,883,000,000														905,000,000	1,849,000,000	213,000,000	63,000,000	145,000,000	982,000,000	75,000,000	100,000,000
Common Stock Share Price																$ 65.45
Intangible asset write-downs									800,000,000										500,000,000
Research and Development in process impairment charge	59,000,000	340,000,000	344,000,000						1,163,000,000	0	0								400,000,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal									$ 900,000,000	$ 1,000,000,000